UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                        September 30, 2008

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
September 30, 2008
(Unaudited)

	Shares	Value
Common Stock 96.0%
Broadcasting and Cable 13.3%
The DIRECTV Group, Inc.*	13,097,000	$342,748,490
Liberty Media Entertainment Corporation – Class A*	34,105,000	851,601,850

		1,194,350,340

Construction Materials 4.1%
Cemex S.A.B. de C.V. ADS	21,301,711	366,815,464

Entertainment 4.7%
The Walt Disney Corporation	13,893,691	426,397,377

Financial Services 2.8%
UBS AG (Foreign)	14,443,800	253,344,252

Hotels 2.2%
Marriott International, Inc.	7,449,704	194,362,777

Insurance Brokerage 3.4%
Aon Corporation	6,898,976	310,177,961

Internet and Catalog Retail 5.5%
Liberty Media Holding Corporation – Interactive Series A*	38,289,181	494,313,327

Internet Services 4.6%
eBay, Inc.*	18,651,400	417,418,332

Multi-Industry 4.1%
Koninklijke (Royal) Philips Electronics N.V.	12,015,035	325,998,009
Koninklijke (Royal) Philips Electronics N.V. ADR	1,659,375	45,217,969

		371,215,978

Natural Resources 11.3%
Chesapeake Energy Corporation	15,915,000	570,711,900
Pioneer Natural Resources Company(a)	8,657,900	452,635,012

		1,023,346,912

Pharmacies and Drug Stores 4.7%
Walgreen Co.	13,628,000	421,922,880

Property & Casualty Insurance 4.0%
The NipponKoa Insurance Company, Ltd.(a)	63,701,000	358,051,566

Restaurants 4.7%
Yum! Brands, Inc.	13,057,056	425,790,596

	Shares	Value
Technology 13.5%
Dell Inc.*	49,132,268	$809,699,777
Sun Microsystems, Inc.(a)*	53,476,000	406,417,600

		1,216,117,377

Telecommunications 7.5%
Level 3 Communications, Inc.(a)*	153,597,754	414,713,936
Telephone and Data Systems, Inc.	1,530,800	54,726,100
Telephone and Data Systems, Inc. – Special	5,666,200	203,416,580

		672,856,616

Transportation 5.6%
FedEx Corporation(b)	6,351,501	502,022,639

Total Common Stocks (Cost $8,568,278,873)		8,648,504,394

	Principal
	Amount
Corporate Bonds 1.7%
Automobiles 1.7%
General Motors Corporation, 5.25% Series B Convertible Senior Debentures due 2032 (Cost $207,260,975)	17,230,000	153,174,700
	Contracts
Options Purchased 0.7%

Cemex S.A.B. de C.V. ADS Call, March 2012, Strike Price $45	9,000,000	7,333,200
Cemex S.A.B. de C.V. ADS Call, June 2012, Strike Price $40	5,776,686	6,415,010
General Motors Corporation Call, February 2012, Strike Price $30	14,240,000	40,017,248
Sun Microsystems, Inc. Call, January 2010, Strike Price $10	50,000	5,600,000

Total Options Purchased (Cost $123,460,209)		59,365,458

	Principal
	Amount
Short-Term Obligations 1.4%
Repurchase Agreement with State Street Bank, 0.05% due 10-1-08, Repurchase price $127,458,177 (Collateral: $130,215,000 U.S. Treasury Bonds, 0.75%-0.89%, due 12-26-08 to 1-8-09, Value $130,011,656)	127,458,000	$127,458,000
Total Investments (Cost $9,026,458,057)	99.8%	8,988,502,552
Other Assets and Liabilities, Net	0.2	16,913,101
Net Assets	100.0%	$9,005,415,653
Net asset value per share		$25.10
*      Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

(b)	Designated as collateral for forward currency contracts.

OPEN FORWARD CURRENCY CONTRACTS

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Market Value	Gain (Loss)

Japanese Yen 11-6-08	2,360,000,000	$22,321,167	$204,365
Japanese Yen 2-5-09	35,741,564,000	341,615,156	(66,240)
Swiss Franc 4-3-09	150,600,000	135,381,313	10,944,418

		$499,317,636	$11,082,543

OPEN OPTIONS WRITTEN

			Unrealized
Description	Contracts	Market Value	Loss

General Motors Corporation Call, February 2012, Strike Price $60	14,240,000	$15,410,528	$(5,663,248)
General Motors Corporation Put, February 2012, Strike Price $4	14,240,000	34,282,800	(1,530,800)

		$49,693,328	$(7,194,048)

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
September 30, 2008
(Unaudited)

	Shares	Value
Common Stock 98.4%
Construction Materials 4.9%
Texas Industries, Inc.(a)	3,244,800	$132,582,528

Education & Media 7.2%
The Washington Post Company – Class B	352,167	196,072,499

Entertainment 1.8%
Discovery Communications, Inc. – Class A*	1,758,252	25,055,091
Discovery Communications, Inc. – Class C*	1,758,252	24,896,848

		49,951,939

Food 4.5%
Del Monte Foods Company(a)	15,725,283	122,657,207

Funeral Services 4.4%
Service Corporation International(a)	14,252,178	119,148,208

Grocery – Retail 4.9%
Ruddick Corporation(a)	4,097,000	132,947,650

Information Technology 6.0%
Fair Isaac Corporation(a)	7,076,400	163,181,784

Insurance Brokerage 4.7%
Willis Group Holdings Limited	3,939,000	127,072,140

Manufacturing 4.3%
Worthington Industries, Inc.(a)	7,830,000	116,980,200

Medical and Photo Equipment 2.2%
Olympus Corporation	2,060,800	60,232,499

Natural Resources 12.0%
Pioneer Natural Resources Company	4,004,300	209,344,804
Potlatch Corporation(a)	2,541,009	117,877,408

		327,222,212

Property & Casualty Insurance 18.3%
Everest Re Group, Ltd.	1,541,100	133,351,383
Fairfax Financial Holdings Limited	747,201	239,511,533
Markel Corporation*	357,549	125,678,474

		498,541,390

Restaurants 6.4%
DineEquity, Inc.(a)	2,978,100	50,210,766
Wendy’s/Arby’s Group, Inc.(a)	23,583,250	124,047,895

		174,258,661

	Shares	Value
Retail 7.1%
Dillards, Inc. – Class A(a)	9,050,748	$106,798,826
Saks Incorporated(a)*	9,515,955	88,022,584

		194,821,410

Telecommunications 9.7%
IDT Corporation*	181,590	94,427
IDT Corporation – Class B*	1,225,408	906,679
Level 3 Communications, Inc.*	52,451,000	141,617,700
tw telecom inc.(a)*	11,697,000	121,531,830

		264,150,636

Total Common Stocks (Cost $2,851,524,043)		2,679,820,963

	Principal
	Amount
Short-Term Obligations 0.7%

Repurchase Agreement with State Street Bank, 0.05% due 10-1-08, Repurchase price $18,393,026 (Collateral: $18,785,000 U.S. Treasury Bill, 0.89%, due 12-26-08, Value $18,761,519)	18,393,000	18,393,000

Total Investments (Cost $2,869,917,043)	99.1%	2,698,213,963
Other Assets and Liabilities, Net	0.9	26,453,661

Net Assets	100.0%	$2,724,667,624

Net asset value per share		$21.13

*     Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

See footnotes on page 8.

Longleaf Partners International Fund
Schedule of Investments
September 30, 2008
(Unaudited)

	Shares	Value
Common Stock 93.2%
Conglomerate 6.6%
ACS, Actividades de Construccion Y Servicios, S.A.(b)	4,797,000	$194,204,174

Construction Materials 4.7%
Cemex S.A.B. de C.V. ADS	8,066,000	138,896,520

Electronics 4.9%
Kyocera Corporation(b)	1,879,200	142,642,001

Financial Services 2.9%
UBS AG	3,060,160	53,675,206
UBS AG (Local)	1,875,889	32,063,528

		85,738,734

Hotels 9.5%
Accor S.A.(b)	2,262,000	120,805,261
Genting Berhad(b)	44,540,400	68,767,454
NH Hoteles, S.A.(a)	7,773,481	91,932,113

		281,504,828

Industrial Conglomerate 5.4%
Ingersoll-Rand Company Limited	5,048,000	157,346,160

Insurance Brokerage 4.0%
Willis Group Holdings Limited	3,586,000	115,684,360

Medical and Photo Equipment 5.8%
Olympus Corporation(b)	5,779,600	168,924,569

Multi-Industry 8.4%
Cheung Kong Holdings Limited(b)	11,362,000	128,714,813
Koninklijke (Royal) Philips Electronics N.V.	1,365,931	37,061,131
Koninklijke (Royal) Philips Electronics N.V. ADR	2,889,269	78,732,580

		244,508,524

Natural Resources 4.3%
Japan Petroleum Exploration Co., Ltd.(b)	2,476,900	127,146,459

Property & Casualty Insurance 18.6%
Fairfax Financial Holdings Limited	757,074	242,676,274
The NipponKoa Insurance Company, Ltd.(b)	28,556,000	160,508,007
Sompo Japanese Insurance Company Inc.	16,543,000	140,411,814

		543,596,095

	Shares	Value
Restaurants 5.1%
Yum! Brands, Inc.	4,602,000	$150,071,220

Securities Brokerage 4.3%
Daiwa Securities Group, Inc.(b)	17,155,000	124,952,508

Technology 6.4%
Dell Inc.*	11,382,751	187,587,736

Telecommunications 2.3%
SK Telecom Co., Ltd. ADR(b)	3,644,120	68,582,338

Total Common Stocks (Cost $2,930,624,433)		2,731,386,226

	Principal
	Amount
Short-Term Obligations 2.5%
Repurchase Agreement with State Street Bank, 0.05% due 10-1-08, Repurchase price $72,941,101 (Collateral: $74,735,000 U.S. Treasury Bonds, 0.75%—0.82%, due 1-8-09 to 2-26-09, Value $74,402,530)	72,941,000	72,941,000

Total Investments (Cost $3,003,565,432)	95.7%	2,804,327,226
Other Assets and Liabilities, Net	4.3	126,569,530

Net Assets	100.0%	$2,930,896,756

Net asset value per share		$14.62

*	Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

(b)	All or a portion designated as collateral for forward currency contracts.

Note:	Country listed in parenthesis after each company indicates location of headquarters.
OPEN FORWARD CURRENCY CONTRACTS

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Market Value	Gain(Loss)

Euro 12-3-08	52,239,000	$73,772,937	$2,074,766
Euro 2-20-09	59,072,000	83,402,174	4,804,478
Japanese Yen 12-3-08	25,482,700,000	241,836,648	(5,830,072)
Japanese Yen 2-5-09	27,033,000,000	258,379,362	(957,917)
Malaysian Ringgit 6-26-09	142,500,000	41,926,274	563,823
South Korean Won 12-19-08	108,416,000,000	90,337,884	25,565,473
Swiss Franc 12-19-08	42,800,000	38,368,307	406,833

		$828,023,586	$26,627,384

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
September 30, 2008
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2007 Annual Report and June 30, 2008 Semi-Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$1,866,492,451	$319,215,796	$429,244,859
Unrealized Depreciation	(1,904,447,956)	(490,918,876)	(628,483,065)
Net Unrealized Appreciation	$(37,955,505)	$(171,703,080)	$(199,238,206)

Cost for Federal Income Tax Purposes	$9,571,708,174	$2,870,237,012	$3,003,565,432

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2008.

	Shares at	Market Value
	September 30, 2008	September 30, 2008	December 31, 2007
Partners Fund
Level 3 Communications, Inc.*	153,597,754	$414,713,936	$466,937,172
The NipponKoa Insurance Company, Ltd.	63,701,000	385,051,566	579,903,478
Pioneer Natural Resources Company	8,657,900	452,635,012	422,851,836
Sun Microsystems, Inc.*	53,476,000	406,417,600	480,444,927

		$1,631,818,114	$1,950,137,413

Small-Cap Fund
Del Monte Foods Company	15,725,283	$122,657,207	$148,761,177
Dillards, Inc.	9,050,748	106,798,826	169,973,047
DineEquity, Inc.	2,978,100	50,210,766	108,938,898
Fair Isaac Corporation	7,076,400	163,181,784	171,096,192
Hilb Rogal & Hobbs Company	–	–	143,066,048
Potlach Corporation	2,541,009	117,877,408	164,517,858
Ruddick Corporation	4,097,000	132,947,650	167,230,745
Saks Incorporated*	9,515,955	88,022,584	–
Service Corporation International	14,252,178	119,148,208	193,403,870
Texas Industries, Inc.	3,244,800	132,582,528	227,460,480
tw telecom inc.*	11,697,000	121,531,830	—
Wendy’s/Arby’s Group, Inc.	23,583,250	124,047,895	147,039,212
Worthington Industries, Inc.	7,830,000	116,980,200	144,449,623

		$1,395,986,886	$1,785,937,150

International Fund
NH Hoteles, S.A.	7,773,481	$91,932,113	$–

Purchases, sales and dividend income for these affiliates for the period ended September 30, 2008 were as follows:

	Purchases	Sales	Dividend Income
Partners Fund
Level 3 Communications, Inc.*	$–	$–	$–
The NipponKoa Insurance Company, Ltd.	–	–	4,479,428
Pioneer Natural Resources Company	–	–	2,597,370
Sun Microsystems, Inc*	350,347,972	25,763,856	–

	$350,347,972	$25,763,856	$7,076,798

Small-Cap Fund
Del Monte Foods Company	$–	$–	$1,887,034
Dillards, Inc.	–	–	1,086,090
DineEquity, Inc.	–	–	2,233,575
Fair Isaac Corporation	38,977,454	–	374,630
Hilb Rogal & Hobbs Company	–	155,413,943	684,281
Potlach Corporation	–	53,749,736	5,444,224
Ruddick Corporation	–	25,622,813	1,677,840
Saks Incorporated*	93,403,829	–	–
Service Corporation International	25,570,762	23,406,352	1,630,366
Texas Industries, Inc.	–	–	730,080
tw telecom inc.*	154,646,733	–	–
Wendy’s/Arby’s Group, Inc.	9,529,067	14,736,336	2,209,125
Worthington Industries, Inc.	2,572,967	6,865,879	4,130,796

	$324,700,812	$279,795,059	$22,088,041

International Fund
NH Hotels, S.A.	$105,716,234	$–	$2,688,231

       *  Non-income producing.

4. New Accounting Pronouncement

Effective January 1, 2008, the Funds became subject to Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

     •  Level 1 — quoted prices in active markets for identical investments
     •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     •  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds' net assets as of September 30, 2008 follows:

	Partners Fund
		Other Financial	Small-Cap Fund		International fund
		Instruments		Other Financial		Other Financial
		(Unrealized		Instruments		Instruments
	Investment	Appreciation/	Investment	(Unrealized	Investment	(Unrealized
	in Securities	Depreciation)*	in Securities	Appreciation)*	in Securities	Appreciation)*
Level 1 — quoted prices	$8,250,687,519	$11,082,543	$2,637,981,464	$–	$1,197,611,056	$26,627,384
Level 2 — significant other observable inputs	737,815,033	(7,194,048)	60,232,499	–	1,606,716,170	–
Level 3 — significant unobservable inputs	–	–	–	–	–	–

Total	$8,988,502,552	$3,888,495	$2,698,213,963	$–	$2,804,327,226	$26,627,384

*	- Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward currency contracts and swaps which are valued at the unrealized appreciation/depreciation of the investment. These financial instruments are presented following the Portfolio of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 21, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 21, 2008

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 21, 2008

CERTIFICATIONS

I, O. Mason Hawkins, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 21, 2008	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.

CERTIFICATIONS

I, Julie M. Douglas, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 21, 2008	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.